Financial expenses and income - Summary of Analysis of Financial Income and Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	€ (318)	€ (396)		€ (326)
Interest income	146	123		89
Cost of net debt	(172)	(273)		(237)
Non-operating foreign exchange gains/(losses)	1	6		(5)
Unwinding of discounting of provisions	(25)	(24)		(33)
Net interest cost related to employee benefits	(87)	(75)		(92)
Gains/(losses) on disposals of financial assets	0	63		96
Impairment losses on financial assets, net of reversals	0	0		(7)
Net interest expense on lease liabilities	(39)	0		0
Other	19	32		5
Net financial income/(expenses)	(303)	(271)		(273)
comprising: Financial expenses	(444)	(435)	[1]	(420)	[1]
comprising: financial income	141	164	[1]	147	[1]
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt	187	75		20
Gain on derivatives used to manage cash and cash equivalents	€ 55	€ 51		€ 33

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).